Miscellaneous, Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Summary of Miscellaneous, Net
Costs associated with the sale of receivables	$6.0	$5.7	$6.2
Strategic review costs	2.6	—	—
Foreign currency exchange losses	0.1	—	—
Debt forgiveness	(0.1)	(0.1)	—
Value-added tax refunds	—	(2.0)	—

Other expense, net	$8.6	$3.6	$6.2